UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus International Small Cap Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Small Cap Fund
January 31, 2017 (Unaudited)

Common Stocks - 98.9%	Shares		Value ($)
Australia - 3.7%
Challenger	549,769		4,594,716
CSR	1,031,803		3,450,898
Evolution Mining	1,756,273		2,837,059
McMillan Shakespeare	410,986		3,266,518
oOh!media	1,126,290		3,818,164
Qantas Airways	1,190,954		3,079,968
Regis Resources	1,786,825		4,309,292
			25,356,615
Austria - .9%
Lenzing	41,202		5,886,635
Belgium - 2.1%
bpost	219,356		5,297,127
Galapagos	77,687	[a]	5,027,620
Nyrstar	430,327	[a]	3,634,564
			13,959,311
Brazil - 1.0%
Aperam	151,068		7,124,095
Canada - 7.9%
Air Canada	462,814	[a]	4,755,292
Artis Real Estate Investment Trust	774,909		7,289,058
CAE	270,643		3,843,599
Canadian Apartment Properties REIT	273,839		6,675,253
Cogeco Communications	67,712		3,694,564
Enerplus	621,233		5,537,985
Entertainment One	2,277,119		6,608,690
Gran Tierra Energy	2,028,651	[a]	5,207,066
Interfor	311,992	[a]	3,311,131
Linamar	99,025		4,353,675
Tahoe Resources	284,701		2,597,042
			53,873,355
Finland - .6%
Valmet	253,261		3,999,793
France - 8.0%
Alten	46,559		3,467,988
Arkema	52,121		5,142,613

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
France - 8.0% (continued)
Atos	96,417		10,251,104
Eiffage	53,592		3,851,844
Fonciere Des Regions	59,333		4,935,076
Gaztransport Et Technigaz	101,270		4,175,536
Ipsen	52,591		4,070,572
Maisons du Monde	169,865	[b]	4,790,547
Plastic Omnium	128,202		4,345,596
Rubis	40,126		3,376,068
Teleperformance	59,265		6,340,750
			54,747,694
Germany - 7.0%
Aareal Bank	211,221		8,151,509
Carl Zeiss Meditec-BR	70,954		2,646,748
Drillisch	131,620		6,084,059
Gerresheimer	42,484		3,449,718
Stroeer SE & Co.	150,452		7,389,827
TAG Immobilien	398,894		5,378,298
Talanx	116,240		3,987,182
Wirecard	100,757		4,873,883
Zalando	138,490	[a,b]	5,457,524
			47,418,748
Ireland - 1.6%
DCC	38,055		3,061,500
ICON	96,860	[a]	8,142,052
			11,203,552
Italy - 4.0%
A2A	2,547,952		3,394,152
ANIMA Holding	1,132,530	[b]	6,736,374
Autogrill	739,412		6,489,361
Prysmian	231,489		6,012,442
Societa Iniziative Autostradali e Servizi	588,241		4,784,796
			27,417,125
Japan - 23.8%
Central Glass	923,000		4,430,662
CKD	318,000		4,255,584
CyberAgent	140,200		3,475,510
DeNA	133,400		2,987,943
DIC	160,600		4,992,525
DTS	242,800		5,496,385
Ebara	201,700		6,234,461

Common Stocks - 98.9% (continued)	Shares		Value ($)
Japan - 23.8% (continued)
Haseko	553,900		6,112,474
Hiroshima Bank	1,068,000		5,003,737
Hitachi High-Technologies	88,900		3,814,724
Hitachi Kokusai Electric	198,300		4,453,891
Hogy Medical	68,300		4,173,855
Ichigo	1,114,700		3,623,195
Japan Aviation Electronics Industry	295,000		3,610,752
Japan Hotel REIT Investment	5,505		3,866,323
Kandenko	410,000		3,809,140
Kyudenko	130,000		3,528,917
Lion	308,000		5,349,287
Makino Milling Machine	445,000		3,909,663
Matsumotokiyoshi Holdings	147,000		7,303,782
MINEBEA MITSUMI	335,100		3,338,832
Nihon Trim	64,900		2,316,420
Park24	164,200		4,530,006
Rengo	837,700		5,111,817
Sanwa Holdings	495,800		4,615,054
Sawai Pharmaceutical	92,300		4,839,394
Shikoku Electric Power	495,800		4,773,134
Start Today	304,400		5,723,507
Sumitomo Osaka Cement	1,504,000		6,060,756
Takara Leben	776,200		4,344,685
THK	150,400		3,717,708
Tokai Rika	393,300		7,844,403
Tokyo Seimitsu	150,400		4,928,527
Tokyo Steel Manufacturing	454,800		4,104,519
Toridoll Holdings	235,900		5,147,973
Zojirushi	60,100		786,181
			162,615,726
Malta - .8%
Kindred Group, SDR	610,489		5,154,235
Netherlands - 1.6%
Corbion	150,350		3,845,785
Euronext	166,824	[b]	7,379,083
			11,224,868
New Zealand - .4%
Z Energy	567,840		3,033,035
Norway - .8%
Storebrand	890,150	[a]	5,423,105

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Singapore - 2.2%
Mapletree Industrial Trust	5,278,500		6,161,090
Mapletree Logistics Trust	8,645,700		6,441,257
Venture	317,000		2,292,000
			14,894,347
South Korea - 4.5%
Com2uS	50,046		3,682,070
Doosan Heavy Industries & Construction	220,337	[a]	5,204,587
Hanwha Techwin	63,169	[a]	2,266,713
Hyundai Marine & Fire Insurance	179,334	[a]	4,644,999
Hyundai Wia	65,581		3,645,583
Osstem Implant	101,058	[a]	5,000,288
SFA Engineering	101,747	[a]	6,163,832
			30,608,072
Spain - 4.3%
Almirall	188,767		3,036,248
Cia de Distribucion Integral Logista Holdings	150,145		3,627,403
Enagas	184,699		4,526,008
Euskaltel	716,512	[b]	6,598,547
Gamesa Corp Tecnologica	175,061		3,671,868
Hispania Activos Inmobiliarios	253,808		3,123,454
Merlin Properties Socimi	416,530		4,656,089
			29,239,617
Switzerland - 7.3%
Adecco Group	79,341		5,644,592
Baloise Holding	52,119		6,689,013
Georg Fischer	5,028		4,128,392
IWG	1,641,447		5,156,173
Julius Baer Group	199,378	[a]	9,316,597
Logitech International	157,587		4,498,846
Sulzer	40,731		4,597,699
Swiss Life Holding	31,634	[a]	9,561,649
			49,592,961
United Kingdom - 14.0%
Aggreko	266,492		3,375,947
Auto Trader Group	989,825	[b]	4,980,815
Berendsen	420,090		4,399,554
Britvic	826,740		6,505,464
Cairn Energy	1,362,385	[a]	3,887,093
Cineworld Group	1,040,016		8,026,693
ConvaTec Group	1,968,307	[b]	6,088,824

Common Stocks - 98.9% (continued)	Shares		Value ($)
United Kingdom - 14.0% (continued)
Ensco, Cl. A	325,431		3,553,706
Halma	466,741		5,431,249
IMI	250,335		3,671,996
Indivior	973,187		3,617,727
Jimmy Choo	1,770,878	[a]	3,263,686
Jupiter Fund Management	882,397		4,456,887
Just Eat	597,546	[a]	4,055,504
Ladbrokes Coral Group	3,171,512		4,763,791
Meggitt	929,837		4,888,338
Playtech	327,541		3,415,877
Rentokil Initial	1,203,240		3,458,761
RPC Group	433,017		5,834,135
Spectris	119,839		3,643,820
Spire Healthcare Group	1,120,184	[b]	4,405,147
			95,725,014
United States - 2.4%
iShares MSCI EAFE Small-Cap ETF	314,562		16,278,583
Total Common Stocks (cost $633,655,145)			674,776,486
Other Investment - .8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $5,236,252)	5,236,252	[c]	5,236,252
Total Investments (cost $638,891,397)	99.7%		680,012,738
Cash and Receivables (Net)	.3%		1,902,195
Net Assets	100.0%		681,914,933

BR—Bearer Certificate
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SDR—Swedish Depository Receipts

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, these securities were valued at $46,436,861 or  6.81% of net assets.

[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Industrials	22.1
Consumer Discretionary	14.8
Information Technology	11.5
Financials	11.1
Materials	10.0
Real Estate	8.3
Health Care	8.0
Energy	4.2
Consumer Staples	2.8
Exchange-Traded Funds	2.4
Utilities	1.9
Telecommunications	1.8
Money Market Investment	.8
99.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus International Small Cap Fund
January 31, 2017 (Unaudited)

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common
Stocks†	658,497,903	-	- 658,497,903

Exchange-Traded Funds	16,278,583	-	-	16,278,583
Registered Investment Company	5,236,252	-	-	5,236,252
Forward Foreign Currency Exchange
Contracts††	-	16,120	-	16,120
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	(1,699)	-	(1,699)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
JP Morgan Chase Bank
Euro,
Expiring
2/1/2017	536,960	578,599	579,651	1,052
Morgan Stanley Capital Services
Singapore Dollar,
Expiring
2/1/2017	1,598,898	1,120,312	1,134,493	14,181
Sales:
Bank of America
Australian Dollar,
Expiring
2/1/2017	1,041,159	790,119	789,612	507

NOTES

Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
JP Morgan Chase Bank
Japanese Yen,
Expiring
2/1/2017	15,766,042	137,935	139,634	(1,699)
2/2/2017	15,679,764	139,250	138,870	380
Gross Unrealized Appreciation				16,120
Gross Unrealized Depreciation				(1,699)

At January 31, 2017, accumulated net unrealized appreciation on investments was $41,121,341, consisting of $72,599,029 gross unrealized appreciation and $31,477,688 gross unrealized depreciation.

At January 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)